UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, IL			60181
(Address of principal executive offices)			(Zip code)

SUSAN A. PICKAR President and Chief Executive Officer Plan Investment Fund, Inc. 2 Mid America Plaza, Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

Copy to: JOSEPH M. MANNON Vedder Price P. C. 222 North LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2015

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.
Item 2.	Code of Ethics.
Item 3.	Audit Committee Financial Expert.
Item 4.	Principal Accountant Fees and Services.
Item 5.	Audit Committee of Listed Registrants.
Item 6.	Schedule of Investments.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10.	Submission of Matters to a Vote of Security Holders.
Item 11.	Controls and Procedures.
Item 12.	Exhibits.

Item 1. Reports to Stockholders.

Annual Report

December 31, 2015

ADMINISTRATOR BCS Financial Services Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 (800) 621-9215

February 26, 2016

Dear Investors:

On behalf of the Board of Trustees, we are pleased to submit the 2015 Annual Report for Plan Investment Fund, Inc. (“PIF” or the “Fund”).

PIF is available exclusively to Blue Cross and Blue Shield Plans and their affiliates. The two Ultrashort Duration Portfolios, the Government/REPO Portfolio, and the Money Market Portfolio provide the Blue System with a range of choices for overnight and short-term investment horizons. These portfolios provide competitive yields coupled with personalized service dedicated to helping our investors meet their goals.

Management is keenly aware of the regulatory changes that are facing our industry through money market reform and we remain committed to our investors by providing premier investment solutions.

As always, please contact us with any comments, questions, or ideas regarding PIF.

Sincerely,

Susan A. Pickar
President and Chief Executive Officer

Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the PIF money market portfolios seek to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the portfolios.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher quality bonds generally offer less risk than longer term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Management’s Discussion of Fund Performance

Merganser Capital Management, LLC.

Plan Investment Fund, Inc. (“PIF”)

Ultrashort Duration Government Portfolio (“Government Portfolio”)

Ultrashort Duration Bond Portfolio (“Bond Portfolio”)

Dear Participation Certificate Holders,

For the year-ending 2015, the Bond Portfolio returned 0.51%, net of fees. The Government Portfolio returned 0.13%, net of fees. By comparison, the Bank of America Merrill Lynch 1-Year U.S. Treasury Index (the “Benchmark”) returned 0.30% over the same time period.

In the Bond Portfolio, the majority of the return over the benchmark came from the income component of the spread sectors (i.e. the non-U.S. Treasury sectors). Fixed income securities within the spread sectors include corporate bonds, commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”) and residential mortgage-backed securities (“RMBS”). From an attribution standpoint, by far the biggest contributor of the excess return came from security selection (90%), followed by sector selection (7%) and curve positioning (3%). The U.S. Government sector, notably U.S Treasury floating rate securities, also contributed modestly to excess returns versus the benchmark.

The Government Portfolio had a similar story with the majority of return coming from the income component of agency RMBS and CMBS spread sectors. The exposure to the Government sector (Treasuries and Agencies) modestly detracted from performance. The bulk of the return from curve positioning was attributable to the overweight in the 1-3 year part of the Treasury curve.

2015 will be remembered as a challenging year for the capital markets and fixed income in particular. Against the backdrop of a change in the direction of U.S. monetary policy, a sharp deceleration of economic growth in China, a collapse in oil and commodity prices, record corporate issuance and wider credit spreads, the U.S. Bond market managed to modestly outperform Treasuries. For 2015, it was all about carry, curve positioning and sector exposures, particularly in the corporate sector.

Early in 2015, it seemed as if after years of delay, the Federal Reserve was poised to tighten the monetary policy. Meanwhile, weakness in the Eurozone was causing the European Central Bank to initiate a massive quantitative easing program to jumpstart the economy. The Fed met twice during the first quarter and laid the groundwork for an increase in rates with the removal of the word “patient” from the March meeting minutes. Lackluster growth in the U.S. economy (Q4 — 2014 Gross Domestic Product growth was revised down to 2.2%) seemed to remind the Fed that a policy move was not at hand. Interest rates ended the first quarter modestly lower. Most investment grade spread sectors outperformed Treasuries during the period, with lower quality securities providing the largest excess returns.

Domestically, the second quarter of 2015 was characterized by weak economic releases during April and May, with some encouraging data in June (mostly nonfarm payroll data). The fluid situation in Greece increased volatility at the end of June as negotiations soured between Prime Minister Alexis Tsipras and Greece’s creditors. The Chinese economy continued to slow resulting in weakness in the energy and basic materials segments of the global economy. Central Banks in developed markets (particularly Europe and Australia) as well as Russia and China continued to ease monetary policy to stimulate economic growth. Increases in oil prices during the second quarter gave some temporary respite to the energy sector. Treasury yields rose across the curve driven by expectations of a rate increase. Credit spreads increased by 5-10 basis points during the quarter, causing most high grade sectors of the bond market to underperform Treasuries. The one exception was the asset backed sector which modestly outperformed Treasuries. With the backup in rates during the second quarter, curve positioning was paramount.

Performance data quoted represents past performance. Past performance is no guarantee of future results; investors should carefully consider the portfolio investment objectives, risks, charges, and expenses before investing. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be higher or lower than the performance data quoted. To obtain performance information current to the most recent month-end, please visit www.pif.com or call (800) 621-9215.

Volatility increased markedly in the third quarter due to disappointing jobs data and global macro-economic concerns emanating from China. China took unprecedented steps to prop up equity markets and promote growth including a surprise devaluation of the Yuan. Credit spreads that began widening in May showed no signs of letup through the third quarter. According to Merrill Lynch, spreads on the Credit Index ended the quarter 50% wider on a year over year basis. The drop in oil and commodity prices coupled with overseas weakness and heavy supply in the corporate and CMBS sectors contributed to the widening in spreads. Additionally, the Fed elected to leave monetary policy unchanged during the quarter which fueled a rally in Treasury prices. All credit sectors underperformed Treasuries, with the exception of the asset backed sector. Energy and basic materials continued to lag within the corporate sector.

Despite worsening conditions in the industrial and manufacturing segments of the economy, the Fed increased the Fed Funds target rate by 0.25% during the fourth quarter amid signs of continued improvement in the employment picture. Treasury yields rose during much of the quarter in anticipation of the rate move by the Fed. Credit spreads held firm in October and November before widening in December due to concerns from the spillover effects of falling oil and commodity prices and continued weakness from China. Despite the spread widening in December almost all spreads sectors outperformed Treasuries for the full quarter. Not surprisingly, energy and basic materials continued to underperform during the fourth quarter and for the full year 2015.

Sincerely,

Peter S. Kaplan, CFA

Portfolio Manager, Merganser Capital Management, LLC.

Ultrashort Duration Government Portfolio Performance Data (Unaudited) December 31, 2015 Value of a $10,000 Investment Since Inception

Average Annual Total Net Returns for the Period Ended December 31, 2015

	1-Year	3-Year	Since Inception*
Ultrashort Duration Government Portfolio	0.13%	0.08%	0.28%
Bank of America Merrill Lynch 1-Year U.S. Treasury Index	0.30%	0.26%	0.27	%**

*                 The Ultrashort Duration Government Portfolio (the “Portfolio”) commenced operations on March 7, 2012.

**          Benchmark performance is from the inception date of the Portfolio only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (800) 621-9215. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio participation certificates.

The Portfolio intends to evaluate performance as compared to that of the Bank of America Merrill Lynch 1-Year U.S. Treasury Index (“BofA Merrill Lynch 1-Year U.S. Treasury Index”). BofA Merrill Lynch 1-Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than one year. It is impossible to invest directly in an index. The Portfolio is subject to the same risks as the underlying bonds in the portfolio such as credit, call, interest rate, prepayment and liquidity risk. As interest rates rise the value of bond prices will decline. You may lose money by investing in the Portfolio.

The Ultrashort Duration Government Portfolio’s total annual operating expenses for participation certificates of the Portfolio, as stated in the current prospectus dated April 30, 2015, is 0.58% and 0.40% gross and net, respectively.

Merganser Capital Management, LLC. (“Merganser”) has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Government Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolio (combined with the Ultrashort Duration Bond Portfolio) are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. BCS Financial Services Corporation (the “Administrator”), has contractually agreed to reduce its administration fees and/or reimburse certain expenses of the Ultrashort Duration Government Portfolio to the extent necessary to ensure that the Portfolio’s total operating expenses for participation certificates do not exceed 0.40% (on an annual basis) of the Portfolio’s average daily net assets. The Administrator and Merganser cannot terminate such fee waivers prior to May 1, 2016 without the consent of the Board of Trustees of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Ultrashort Duration Bond Portfolio Performance Data (Unaudited) December 31, 2015 Value of a $10,000 Investment Since Inception

Average Annual Total Net Returns for the Period Ended December 31, 2015

	1-Year	3-Year	Since Inception*
Ultrashort Duration Bond Portfolio	0.51%	0.36%	0.49%
Bank of America Merrill Lynch 1-Year U.S. Treasury Index	0.30%	0.26%	0.26	%**

*                 The Ultrashort Duration Bond Portfolio (the “Portfolio”) commenced operations on March 6, 2012.

**          Benchmark performance is from the inception date of the Portfolio only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (800) 621-9215. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio participation certificates.

The Portfolio intends to evaluate performance as compared to that of the Bank of America Merrill Lynch 1-Year U.S. Treasury Index (“BofA Merrill Lynch 1-Year U.S. Treasury Index”). BofA Merrill Lynch 1-Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than one year. It is impossible to invest directly in an index. The Portfolio is subject to the same risks as the underlying bonds in the portfolio such as credit, call, interest rate, prepayment and liquidity risk. As interest rates rise the value of bond prices will decline. You may lose money by investing in the Portfolio.

The Ultrashort Duration Bond Portfolio’s total annual operating expenses for participation certificates of the Portfolio, as stated in the current prospectus dated April 30, 2015, is 0.43% and 0.36% gross and net, respectively.

Merganser Capital Management, LLC. (“Merganser”) has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolio (combined with the Ultrashort Duration Government Portfolio) are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. BCS Financial Services Corporation (the “Administrator”), has contractually agreed to reduce its administration fees and/or reimburse certain expenses of the Ultrashort Duration Bond Portfolio to the extent necessary to ensure that the Portfolio’s total operating expenses for participation certificates do not exceed 0.40% (on an annual basis) of the Portfolio’s average daily net assets. The Administrator and Merganser cannot terminate such fee waivers prior to May 1, 2016 without the consent of the Board of Trustees of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Government/REPO Portfolio Schedule of Investments December 31, 2015

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

TOTAL INVESTMENTS IN SECURITIES — 100.0%
REPURCHASE AGREEMENTS — 100.0%
$13,000,000	Bank of Montreal To be repurchased at $13,000,376 (collateralized by $12,351,400 par amount of U.S. Treasury Notes and U.S. Treasury Bonds, 0.75% to 8.75%; due 01/31/18 to 02/15/29; Total Fair Value $13,260,019)	0.26%	01/04/16	$13,000,000
10,000,000	BNP Paribas Securities Co. To be repurchased at $10,000,344 (collateralized by $9,701,141 par amount of Government National Mortgage Association, 1.63% to 6.50%; due 02/20/29 to 01/15/51; Total Fair Value $10,200,000)	0.31%	01/04/16	10,000,000
5,000,000	BNP Paribas Securities Co. To be repurchased at $5,000,161 (collateralized by $6,030,731 par amount of U.S. Treasury STRIPS, U.S. Treasury Notes and a U.S. Treasury Bond, 0.00% to 6.38%; due 02/15/18 to 08/15/43; Total Fair Value $5,100,000)	0.29%	01/04/16	5,000,000
3,188,000	Goldman Sachs & Co. To be repurchased at $3,188,113 (collateralized by $3,005,456 par amount of Federal National Mortgage Backed Securities, Gold Participating Certificates and a Federal Home Loan Mortgage, 3.07% to 6.50%; due 06/01/25 to 12/01/41; Total Fair Value $3,283,640)	0.32%	01/04/16	3,188,000
10,000,000	HSBC Securities (USA), Inc. To be repurchased at $10,000,300 (collateralized by $10,130,000 par amount of a U.S. Treasury Note, 1.50%; due 02/28/19; Total Fair Value $10,203,923)	0.27%	01/04/16	10,000,000
7,941,000	HSBC Securities (USA), Inc. To be repurchased at $7,941,238 (collateralized by $7,145,000 par amount of a U.S. Treasury Bond, 3.63%; due 08/15/43; Total Fair Value $8,103,457)	0.27%	01/04/16	7,941,000
15,000,000	Morgan Stanley Co., LLC To be repurchased at $15,000,483 (collateralized by $14,529,367 par amount of Federal National Mortgage Backed Securities, Federal Home Loan and Gold Participating Certificates, 2.23% to 9.75%; due 06/01/18 to 07/01/42; Total Fair Value $15,450,000)	0.29%	01/04/16	15,000,000

See accompanying notes to financial statements.

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

REPURCHASE AGREEMENTS (continued)
$8,000,000	RBC Capital Markets, LLC To be repurchased at $8,000,231 (collateralized by $7,790,600 par amount of U.S. Treasury Note, 2.63%; due 08/15/20; Total Fair Value $8,160,059)	0.26%	01/04/16	$8,000,000
10,000,000	TD Securities (USA), LLC To be repurchased at $10,000,400 (collateralized by $10,169,278 par amount of a U.S. Treasury Bill and a Gold Participating Certificate, 0.00% to 4.00%; due 06/23/16 to 07/01/45; Total Fair Value $10,210,025)	0.36%	01/04/16	10,000,000
15,000,000	TD Securities (USA), LLC To be repurchased at $15,000,533 (collateralized by $15,147,200 par amount of a U.S. Treasury Note, 2.00%; due 11/30/20; Total Fair Value $15,300,096)	0.32%	01/04/16	15,000,000
5,000,000	The Bank of Nova Scotia To be repurchased at $5,000,161 (collateralized by $5,116,430 par amount of a U.S. Treasury Bill, a Treasury Note, Treasury Bonds and Treasury Inflation, 0.00% to 4.38%; due 06/09/16 to 05/15/45; Total Fair Value $5,100,007)	0.29%	01/04/16	5,000,000
	Total Repurchase Agreements (Cost $102,129,000)			102,129,000
	Total Investments in Securities — 100.0% (Cost $102,129,000) *			102,129,000
	Liabilities in excess of Other Assets — (0.0)% **			(19,051)
	Net Assets — 100.0%			$102,109,949
	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
**	Less than 0.1%.

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2015

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

TOTAL INVESTMENTS — 77.4%
U.S. TREASURY OBLIGATIONS — 5.4%
$5,000,000	U.S. Treasury Bill (1)	0.35%	05/26/16	$4,992,984
5,500,000	U.S. Treasury Bill (1)	0.60%	06/16/16	5,485,062
	Total U.S. Treasury Obligations (Cost $10,478,046)			10,478,046

AGENCY OBLIGATIONS — 7.7%
8,000,000	Federal Farm Credit Bank (1)	0.12%	01/28/16	7,999,280
7,000,000	Federal Home Loan Bank (1)	0.37%	02/19/16	6,996,475
	Total Agency Obligations (Cost $14,995,755)			14,995,755

BANK OBLIGATIONS — 23.9%
CERTIFICATES OF DEPOSIT — 4.1%
8,000,000	State Street Bank and Trust Company (2)	0.59%	03/29/16	8,000,000
				8,000,000
YANKEE CERTIFICATES OF DEPOSIT — 19.8%
4,000,000	Bank of Nova Scotia, Houston	0.48%	04/14/16	4,000,000
3,000,000	KBC Bank NV, New York	0.29%	01/05/16	3,000,000
5,000,000	Mitsubishi UFJ Trust & Banking Corp., New York (2)	0.36%	01/04/16	5,000,000
6,000,000	Rabobank Nederland, New York (2)	0.53%	03/18/16	6,000,000
4,000,000	Skandinaviska Enskilda Banken AB, New York (2)	0.43%	02/11/16	4,000,176
8,500,000	Sumitomo Mitsui Banking Corp., New York	0.51%	04/08/16	8,500,000
5,000,000	Sumitomo Mitsui Trust Bank Ltd., New York (2)	0.49%	01/04/16	5,000,000
3,000,000	Toronto Dominion Bank, New York	0.60%	04/20/16	3,000,000
				38,500,176
	Total Bank Obligations (Cost $46,500,176)			46,500,176

CORPORATE DEBT — 34.1%
COMMERCIAL PAPER — 34.1%
ASSET BACKED SECURITIES — 24.4%
4,000,000	Antalis SA (1) (3)	0.40%	01/07/16	3,999,733
4,000,000	Barton Capital LLC (1) (3)	0.35%	01/06/16	3,999,806
6,000,000	Charta LLC (1)	0.35%	01/04/16	5,999,825
8,000,000	Collateralized CP Co., LLC (1)	0.50%	04/22/16	7,987,556
2,000,000	Kells Funding LLC (1)	0.40%	02/24/16	1,998,800
6,000,000	Nieuw Amsterdam Receivables Corp.(1) (3)	0.20%	01/04/16	5,999,900
3,000,000	Nieuw Amsterdam Receivables Corp.(1) (3)	0.70%	03/18/16	2,995,508
6,500,000	Old Line Funding LLC (1) (3)	0.48%	03/21/16	6,493,067

See accompanying notes to financial statements.

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
ASSET BACKED SECURITIES (continued)
$1,500,000	Old Line Funding LLC (1) (3)	0.47%	04/04/16	$1,498,159
6,500,000	Victory Receivables Corp. (1) (3)	0.35%	01/04/16	6,499,810
				47,472,164
FINANCIAL COMPANIES — 9.7%
5,000,000	BNP Paribas SA, New York (1)	0.20%	01/04/16	4,999,917
5,000,000	Caisse Centrale Desjardins Du Quebec (1) (3)	0.37%	01/06/16	4,999,743
9,000,000	Nederlandse Waterschapsbank NV (1) (3)	0.39%	02/16/16	8,995,515
				18,995,175
	Total Commercial Paper			66,467,339
	Total Corporate Debt (Cost $66,467,339)			66,467,339

VARIABLE RATE OBLIGATIONS — 2.5%
5,000,000	Jets Stadium Development LLC (4)	0.40%	04/01/47	5,000,000
	Total Variable Rate Obligations (Cost $5,000,000)			5,000,000

TIME DEPOSITS — 3.8%
7,381,000	Credit Agricole Corporate & Investment Bank SA	0.25%	01/04/16	7,381,000
	Total Time Deposits (Cost $7,381,000)			7,381,000
	Total Investments (Cost $150,822,316)			150,822,316

REPURCHASE AGREEMENTS — 22.6%
24,000,000	Morgan Stanley Co., LLC To be repurchased at $24,000,773 (collateralized by $23,600,118 par amount of Federal National Mortgage Backed Security, Federal National Adjustable Rate Mortgage Backed Security and Gold Participating Certificates, 2.68% to 7.50%; due 04/01/21 to 07/01/50; Total Fair Value $24,720,000)	0.29%	01/04/16	24,000,000

See accompanying notes to financial statements.

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

REPURCHASE AGREEMENTS (continued)
$20,000,000	RBC Capital Markets, LLC To be repurchased at $20,000,578 (collateralized by $20,541,400 par amount of U.S. Treasury Notes, 1.88% to 2.13%; due 08/31/22 to 12/31/22; Total Fair Value $20,400,024)	0.26%	01/04/16	$20,000,000
	Total Repurchase Agreements (Cost $44,000,000)			44,000,000
	Total Investments in Securities — 100.0% (Cost $194,822,316) *			194,822,316
	Liabilities in excess of Other Assets — (0.0)% **			(87,434)
	Net Assets — 100.0%			$194,734,882
	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
**	Less than 0.1%
(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. Interest rate shown is as of the report date and the date shown is the final maturity.
(3)

Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in the transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment adviser to the Money Market Portfolio.

(4)	Variable rate security. Interest rate shown is as of the report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Schedule of Investments December 31, 2015

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

U.S. TREASURY OBLIGATIONS — 34.9% (1)
$7,050,000	U.S. Treasury Bill	0.24%	09/15/16	$7,024,817
4,750,000	U.S. Treasury Bill	0.28%	09/15/16	4,733,033
4,000,000	U.S. Treasury Bill	0.41%	09/15/16	3,985,712
	Total U.S. Treasury Obligations (Cost $15,766,703)			15,743,562

AGENCY OBLIGATIONS — 54.6%
107,993	Federal Home Loan Mortgage Corp. (2)	4.78%	01/25/17	110,784
301,042	Federal Home Loan Mortgage Corp. (2)	5.00%	11/01/20	319,387
127,501	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	132,872
448,605	Federal Home Loan Mortgage Corp. (2)	5.50%	12/01/24	479,134
273,340	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	289,461
486,526	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	511,403
362,832	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	383,974
46,603	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	48,082
50,536	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	52,030
483,655	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	10/15/18	487,761
841,536	Federal Home Loan Mortgage Corp., CMO (2)	2.50%	09/15/24	851,382
566,975	Federal Home Loan Mortgage Corp., CMO (2)	3.50%	11/15/25	574,964
1,190,040	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	06/15/38	1,200,137
6,757	Federal National Mortgage Association (2)	5.44%	02/01/16	6,747
147,106	Federal National Mortgage Association (2)	5.66%	02/01/16	146,687
154,140	Federal National Mortgage Association (2)	1.08%	02/25/16	154,023
450,840	Federal National Mortgage Association (2)	4.37%	04/01/16	450,624
545,050	Federal National Mortgage Association (2)	5.52%	05/01/16	544,930
1,312,237	Federal National Mortgage Association (2)	5.97%	08/01/16	1,333,155
625,000	Federal National Mortgage Association (2)	2.21%	09/01/16	625,959
376,052	Federal National Mortgage Association (2)	5.46%	06/01/17	389,521
1,000,000	Federal National Mortgage Association (2)	1.32%	11/01/17	1,001,054
270,399	Federal National Mortgage Association (2)	5.50%	09/01/18	280,408
927,524	Federal National Mortgage Association (2)	2.30%	04/01/19	939,809
464,662	Federal National Mortgage Association (2)	2.44%	05/01/19	474,132
332,139	Federal National Mortgage Association (2)	4.50%	10/01/19	344,177
993,943	Federal National Mortgage Association (2)	6.00%	10/01/19	1,027,759
254,385	Federal National Mortgage Association (2)	4.50%	07/01/20	264,567
644,510	Federal National Mortgage Association, CMO (2)	5.00%	10/25/18	668,702
1,808,581	FHLMC Multifamily Structured Pass Through Certificates (2)	1.66%	11/25/16	1,811,979
330,165	Government National Mortgage Association	4.50%	09/15/18	339,551
190,148	Government National Mortgage Association	4.50%	06/15/19	197,829
35,027	Government National Mortgage Association	5.85%	07/20/58	35,867
650,415	Government National Mortgage Association	5.46%	07/20/59	666,438

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

AGENCY OBLIGATIONS (continued)
$213,228	Government National Mortgage Association	5.46%	08/20/59	$219,300
237,857	Government National Mortgage Association	5.47%	08/20/59	243,424
213,108	Government National Mortgage Association	5.47%	08/20/59	219,796
172,976	Government National Mortgage Association	5.59%	11/20/59	178,859
418,653	Government National Mortgage Association	5.50%	01/20/60	433,293
129,725	Government National Mortgage Association	5.00%	05/20/60	136,397
205,554	Government National Mortgage Association	4.75%	10/20/60	212,999
245,149	Government National Mortgage Association	4.31%	12/20/60	252,237
1,177,302	Government National Mortgage Association	4.72%	03/20/61	1,227,510
260,263	Government National Mortgage Association	5.41%	06/20/62	268,065
386,153	Government National Mortgage Association	5.40%	03/20/64	397,505
75,983	Government National Mortgage Association, CMO	2.16%	07/16/33	75,997
310,553	Government National Mortgage Association, CMO	1.70%	08/16/33	311,030
837,957	Government National Mortgage Association, CMO	1.32%	05/16/34	800,600
132,436	Government National Mortgage Association, CMO	2.21%	12/16/35	132,565
488,957	Government National Mortgage Association, CMO	3.00%	10/20/37	499,249
197,554	Government National Mortgage Association, CMO	2.00%	06/20/39	197,831
484,391	Government National Mortgage Association, CMO	5.47%	11/20/59	500,458
247,913	National Credit Union Administration Guaranteed Notes (3)	0.56%	11/06/17	247,489
3,106	National Credit Union Administration Guaranteed Notes	1.84%	10/07/20	3,107
224,469	Small Business Administration (3)	3.83%	09/25/17	224,997
381,845	Small Business Administration (3)	3.08%	06/25/22	399,947
254,020	Small Business Administration (3)	4.09%	03/25/24	275,920
	Total Agency Obligations (Cost $24,649,988)			24,603,864

See accompanying notes to financial statements.

		Fair
Shares	Issuer	Value

REGISTERED INVESTMENT COMPANY — 10.5%
4,704,280	Dreyfus Treasury & Agency Cash Management Fund, 0.09% (4)	$4,704,280
	Total Registered Investment Company (Cost $4,704,280)	4,704,280
	Total Investments in Securities — 100.0% (Cost $45,120,971) *	45,051,706
	Other Assets in excess of Liabilities — 0.0% **	8,855
	Net Assets — 100.0%	$45,060,561
	Net Asset Value Per Participation Certificate	$9.97

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$45,120,971
Unrealized appreciation	71,779
Unrealized depreciation	(141,044)
Net unrealized depreciation	$(69,265)

**	Less than 0.1%
(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.
(4)	Rate periodically changes. Rate disclosed is the 7 day yield as of December 31, 2015.

CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Schedule of Investments December 31, 2015

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

U.S. TREASURY OBLIGATIONS — 51.6% (1)
$42,500,000	U.S. Treasury Note	0.50%	01/31/17	$42,343,940
20,900,000	U.S. Treasury Note	0.63%	09/30/17	20,755,497
144,000,000	U.S. Treasury Note	0.38%	10/31/17	143,881,920
30,000,000	U.S. Treasury Note	1.00%	12/31/17	29,964,840
	Total U.S. Treasury Obligations (Cost $236,831,924)			236,946,197

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
1,185,077	Banc of America Commercial Mortgage Trust (2)	6.42%	02/10/51	1,255,072
2,678,723	CD Commercial Mortgage Trust	5.32%	12/11/49	2,723,815
500,000	Commercial Mortgage Trust (2) (3)	1.13%	03/15/29	494,627
701,760	Credit Suisse Commercial Mortgage Trust	5.47%	09/15/39	709,175
1,420,832	FHLMC Multifamily Structured Pass Through Certificates	1.43%	08/25/17	1,421,671
102,578	LB-UBS Commercial Mortgage Trust	4.57%	01/15/31	102,923
918,896	Merrill Lynch Mortgage Trust (2)	5.67%	05/12/39	919,858
35,896	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.81%	08/12/49	35,886
301,706	Morgan Stanley Capital I Trust (2)	5.78%	10/15/42	301,301
399,952	Morgan Stanley Capital I Trust (2)	0.57%	07/12/44	399,235
20,142	Morgan Stanley Capital I Trust	5.61%	04/15/49	20,130
250,718	Wachovia Bank Commercial Mortgage Trust	5.25%	12/15/43	250,876
580,082	Wachovia Bank Commercial Mortgage Trust	5.31%	11/15/48	588,005
889,445	Wachovia Bank Commercial Mortgage Trust (2)	5.71%	06/15/49	891,638
376,699	Wachovia Bank Commercial Mortgage Trust (2)	5.71%	06/15/49	376,356
	Total Commercial Mortgage-Backed Securities (Cost $10,637,873)			10,490,568

ASSET-BACKED SECURITIES — 25.0%
500,000	Ally Master Owner Trust (2)	0.80%	01/15/19	499,317
1,111,000	Ally Master Owner Trust	1.33%	03/15/19	1,107,642
3,150,000	Ally Master Owner Trust	1.43%	06/17/19	3,138,701
3,000,000	American Express Credit Account Master Trust	1.49%	04/15/20	3,001,063
1,320,000	American Express Issuance Trust II (2)	0.78%	02/15/19	1,312,716
54,507	AmeriCredit Automobile Receivables Trust	0.65%	12/08/17	54,504
1,000,000	AmeriCredit Automobile Receivables Trust	2.68%	10/09/18	1,007,583
1,500,000	AmeriCredit Automobile Receivables Trust	1.69%	11/08/18	1,502,637
500,000	AmeriCredit Automobile Receivables Trust	1.07%	01/08/19	498,743
1,888,000	AmeriCredit Automobile Receivables Trust	1.57%	01/08/19	1,887,007
692,811	ARI Fleet Lease Trust (2) (3)	0.63%	01/15/21	692,194
543,738	ARI Fleet Lease Trust (3)	0.92%	07/15/21	542,539
562,090	ARI Fleet Lease Trust (3)	0.81%	11/15/22	560,287

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

ASSET-BACKED SECURITIES (continued)
$3,000,000	Avis Budget Rental Car Funding AESOP LLC (3)	2.80%	05/20/17	$3,034,469
650,000	Barclays Dryrock Issuance Trust (2)	0.69%	12/16/19	649,544
2,000,000	Cabela’s Credit Card Master Note Trust (3)	2.39%	06/17/19	2,010,772
500,000	Cabela’s Credit Card Master Note Trust (2)	0.68%	03/16/20	499,196
1,440,000	Cabela’s Credit Card Master Note Trust (3)	1.45%	06/15/20	1,436,112
34,234	Capital Auto Receivables Asset Trust	0.79%	06/20/17	34,225
2,734,143	Capital Auto Receivables Asset Trust	1.09%	03/20/18	2,730,920
4,650,000	Capital Auto Receivables Asset Trust	1.68%	04/20/18	4,657,279
2,500,000	Capital Auto Receivables Asset Trust	1.32%	06/20/18	2,499,060
550,000	Capital Auto Receivables Asset Trust	1.74%	10/22/18	549,489
433,000	Capital One Multi-Asset Execution Trust (2)	0.61%	01/15/19	432,733
1,550,000	Capital One Multi-Asset Execution Trust	5.75%	07/15/20	1,656,585
2,000,000	CarMax Auto Owner Trust	1.76%	08/15/17	2,001,571
99,337	CarMax Auto Owner Trust	0.60%	10/16/17	99,235
1,575,000	CarMax Auto Owner Trust	2.20%	10/16/17	1,577,132
2,150,000	CarMax Auto Owner Trust	0.79%	04/16/18	2,143,215
1,355,694	CarMax Auto Owner Trust	0.80%	07/16/18	1,352,340
300,000	CarMax Auto Owner Trust	1.24%	10/15/18	298,872
1,756,000	CarMax Auto Owner Trust	1.49%	01/15/19	1,754,751
1,630,000	CarMax Auto Owner Trust	1.38%	11/15/19	1,622,897
1,053,335	CenterPoint Energy Restoration Bond Co., LLC	3.46%	08/15/19	1,078,199
950,000	Chase Issuance Trust	1.15%	01/15/19	949,265
686,000	Chase Issuance Trust (2)	0.58%	04/15/19	682,492
1,030,000	Chase Issuance Trust (2)	0.79%	04/15/19	1,025,695
2,160,000	Chase Issuance Trust	5.23%	04/15/19	2,256,005
705,000	CIT Equipment Collateral (3)	1.50%	10/21/19	700,817
1,392,913	CIT Equipment Collateral (3)	1.13%	07/20/20	1,392,920
1,670,000	Citibank Credit Card Issuance Trust	0.73%	02/07/18	1,669,752
625,000	Citibank Credit Card Issuance Trust	1.02%	02/22/19	623,662
208,705	CNH Equipment Trust	0.69%	06/15/18	208,607
607,239	CNH Equipment Trust	0.69%	08/15/18	606,206
496,999	CNH Equipment Trust	2.09%	08/15/18	497,618
2,395,000	CNH Equipment Trust	0.99%	11/15/18	2,376,425
1,610,000	CNH Equipment Trust	0.91%	05/15/19	1,603,423
2,200,000	CNH Equipment Trust	1.67%	08/16/21	2,197,317
850,000	Discover Card Execution Note Trust	0.69%	08/15/18	849,926
1,500,000	Fifth Third Auto Trust	1.30%	02/18/20	1,500,007
225,385	Fifth Third Auto Trust	0.88%	10/16/17	225,350
985,741	Fifth Third Auto Trust	0.68%	04/16/18	984,116
1,645,000	Fifth Third Auto Trust	0.96%	03/15/19	1,639,515
4,000,000	Ford Credit Auto Lease Trust	1.51%	08/15/17	4,000,160
500,000	Ford Credit Auto Owner Trust	2.40%	11/15/17	502,894
750,000	Ford Credit Auto Owner Trust	2.94%	07/15/18	754,709
1,100,000	Ford Credit Auto Owner Trust	2.43%	01/15/19	1,105,834

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

ASSET-BACKED SECURITIES (continued)
$715,000	Ford Credit Floorplan Master Owner Trust	1.37%	01/15/18	$714,974
2,000,000	Ford Credit Floorplan Master Owner Trust	1.88%	09/15/18	2,003,277
700,000	Ford Credit Floorplan Master Owner Trust	2.32%	01/15/19	706,143
500,000	Ford Credit Floorplan Master Owner Trust	2.86%	01/15/19	504,028
3,300,000	Ford Credit Floorplan Master Owner Trust	1.40%	08/15/19	3,285,116
1,000,000	GE Dealer Floorplan Master Note Trust (2)	0.80%	04/20/18	1,000,074
3,500,000	GE Dealer Floorplan Master Note Trust (2)	0.78%	07/20/19	3,495,070
327,243	Huntington Auto Trust	1.18%	06/15/17	327,228
1,500,000	Hyundai Floorplan Master Owner Trust Series (2) (3)	0.98%	05/15/18	1,499,474
188,504	John Deere Owner Trust	0.60%	03/15/17	188,398
1,100,000	John Deere Owner Trust	1.45%	07/15/20	1,097,125
2,213,557	North Carolina State Education Assistance Authority (2)	1.12%	07/25/25	2,170,370
1,204,118	North Carolina State Education Assistance Authority (2)	1.22%	01/26/26	1,183,901
56,613	Santander Drive Auto Receivables Trust	0.87%	01/16/18	56,612
422,305	Sierra Timeshare Receivables Funding LLC (3)	2.38%	03/20/29	422,483
453,562	Sierra Timeshare Receivables Funding LLC (3)	1.87%	08/20/29	451,116
60,104	SMART Trust Australia (2) (5)	0.75%	01/14/17	60,110
59,728	SMART Trust Australia (5)	0.97%	03/14/17	59,686
1,238,000	SMART Trust Australia (5)	1.25%	08/14/18	1,231,036
1,000,000	SMART Trust Australia (5)	1.18%	02/14/19	986,875
3,000,000	Synchrony Credit Card Master Note Trust	1.33%	05/15/19	3,001,979
2,970,000	Synchrony Credit Card Master Note Trust	1.61%	11/15/20	2,960,510
297,934	TAL Advantage V LLC (3)	1.70%	05/20/39	294,079
3,000,000	Volvo Financial Equipment LLC (3)	0.97%	08/15/19	2,993,514
675,000	World Financial Network Credit Card Master Trust (2)	0.71%	12/15/19	675,046
2,465,000	World Financial Network Credit Card Master Trust	0.91%	03/16/20	2,463,021
688,242	World Omni Auto Receivables Trust	0.79%	07/16/18	687,291
491,779	World Omni Auto Receivables Trust	0.85%	08/15/18	491,478
270,000	World Omni Auto Receivables Trust	1.06%	09/16/19	269,093
500,000	World Omni Auto Receivables Trust	1.32%	01/15/20	497,993
1,500,000	World Omni Automobile Lease Securitization Trust	1.40%	02/15/19	1,500,281
1,180,000	World Omni Automobile Lease Securitization Trust	1.37%	01/15/20	1,176,821
	Total Asset-Backed Securities (Cost $114,962,460)			114,730,446

AGENCY OBLIGATIONS — 2.3%
284,421	Federal Home Loan Mortgage Corp. (4)	5.00%	06/01/25	301,196
2,073,867	Federal National Mortgage Association (4)	4.37%	04/01/16	2,072,872
229,412	Federal National Mortgage Association (4)	5.97%	08/01/16	233,069
427,462	Government National Mortgage Association	5.46%	07/20/59	439,525
433,610	Government National Mortgage Association	5.46%	07/20/59	444,292
426,455	Government National Mortgage Association	5.46%	08/20/59	438,600

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

AGENCY OBLIGATIONS (continued)
$436,072	Government National Mortgage Association	5.47%	08/20/59	$446,277
213,108	Government National Mortgage Association	5.47%	08/20/59	219,796
2,276,028	Government National Mortgage Association	5.62%	09/20/59	2,351,643
86,488	Government National Mortgage Association	5.59%	11/20/59	89,430
153,623	Government National Mortgage Association	5.72%	06/20/61	160,177
355,371	Government National Mortgage Association	5.16%	06/20/62	373,307
381,720	Government National Mortgage Association	5.41%	06/20/62	393,162
1,025,433	Government National Mortgage Association (2)	2.45%	10/20/63	1,073,097
694,849	Government National Mortgage Association, CMO (2)	0.59%	11/16/35	696,028
134,746	Government National Mortgage Association, CMO	2.21%	12/16/35	134,877
305,224	Small Business Administration (2)	3.83%	09/25/17	305,942
248,260	Small Business Administration (2)	2.83%	06/25/22	257,149
	Total Agency Obligations (Cost $10,564,963)			10,430,439

CORPORATE BONDS — 18.3%
AEROSPACE/DEFENSE — 0.4%
1,850,000	United Technologies Corp.	1.80%	06/01/17	1,860,830
				1,860,830
AUTO MANUFACTURERS — 1.0%
1,492,000	American Honda Finance Corp.	1.20%	07/14/17	1,485,750
1,250,000	Ford Motor Credit Co. LLC	3.00%	06/12/17	1,262,594
1,700,000	Toyota Motor Credit Corp.	2.05%	01/12/17	1,714,866
				4,463,210
BANKS — 6.9%
1,000,000	Bank of America Corp.	6.88%	04/25/18	1,103,851
1,800,000	Bank of America NA (2)	0.83%	11/14/16	1,799,370
1,350,000	Bank of Nova Scotia (The) (5)	1.30%	07/21/17	1,346,277
2,197,000	Branch Banking & Trust Co. (2)	0.82%	09/13/16	2,192,540
4,300,000	Canadian Imperial Bank of Commerce/Canada (2) (5)	0.84%	07/18/16	4,304,420
900,000	Canadian Imperial Bank of Commerce/Canada (5)	1.35%	07/18/16	902,092
449,000	Capital One Financial Corp.	6.15%	09/01/16	462,717
1,480,000	Citigroup, Inc. (2)	1.28%	07/25/16	1,482,288
1,750,000	Commonwealth Bank of Australia/New York (5)	1.13%	03/13/17	1,746,388
2,000,000	Credit Suisse/New York (5)	1.38%	05/26/17	1,990,960
1,000,000	Export-Import Bank of Korea (4) (5)	4.00%	01/11/17	1,022,028
496,000	Goldman Sachs Group Inc. (The) (2)	1.04%	03/22/16	495,558
1,250,000	Goldman Sachs Group Inc. (The)	1.46%	11/15/18	1,255,951
1,436,000	JPMorgan Chase & Co.	3.15%	07/05/16	1,450,952
1,000,000	Morgan Stanley	5.55%	04/27/17	1,049,575
3,200,000	MUFG Union Bank NA (2) (5)	1.35%	09/26/16	3,200,534

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

CORPORATE BONDS (continued)
BANKS (continued)
$700,000	National City Bank/Cleveland OH (2)	0.86%	12/15/16	$697,907
975,000	Toronto-Dominion Bank (The) (5)	1.13%	05/02/17	972,165
1,350,000	UBS AG/Stamford CT (5)	1.38%	06/01/17	1,343,845
2,200,000	Wells Fargo & Co.	1.40%	09/08/17	2,198,031
500,000	Wells Fargo Bank NA (2)	0.84%	03/15/16	499,874
				31,517,323
BEVERAGES — 0.5%
1,098,000	Anheuser-Busch InBev Finance, Inc. (5)	0.80%	01/15/16	1,098,005
500,000	Coca-Cola Co. (The)	0.75%	11/01/16	499,517
800,000	Coca-Cola Co. (The)	0.88%	10/27/17	797,233
				2,394,755
CHEMICALS — 0.6%
515,000	Airgas, Inc.	2.95%	06/15/16	517,963
2,304,000	Ecolab Inc.	3.00%	12/08/16	2,337,604
				2,855,567
COMPUTERS — 0.1%
700,000	Hewlett Packard Enterprise Co. (2) (3)	2.35%	10/05/17	701,359
				701,359
DIVERSIFIED FINANCIAL SERVICES — 1.1%
890,000	American Express Credit Corp. (2)	0.83%	07/29/16	890,274
400,000	Eaton Vance Corp.	6.50%	10/02/17	427,229
1,049,000	GE Capital International Funding Co. (5)	0.96%	04/15/16	1,049,517
1,300,000	National Rural Utilities Cooperative Finance Corp.	1.10%	01/27/17	1,300,118
1,625,000	Visa Inc.	1.20%	12/14/17	1,623,643
				5,290,781
ELECTRIC — 0.4%
780,000	Berkshire Hathaway Energy Co.	1.10%	05/15/17	773,132
920,000	Georgia Power Co. (2)	0.83%	03/15/16	919,249
				1,692,381
FOOD RETAIL — 0.2%
1,000,000	Kroger Co. (The)	2.20%	01/15/17	1,009,322
				1,009,322

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

CORPORATE BONDS (continued)
INSURANCE — 0.2%
$1,000,000	Principal Life Global Funding II (3)	1.13%	02/24/17	$997,762
				997,762
IRON/STEEL — 0.3%
1,200,000	Vale Overseas Ltd. (5)	6.25%	01/11/16	1,199,820
				1,199,820
MACHINERY DIVERSIFIED — 0.1%
695,000	John Deere Capital Corp.	2.25%	06/07/16	698,910
				698,910
MEDIA — 0.4%
1,500,000	Comcast Cable Communications LLC	8.88%	05/01/17	1,644,990
250,000	NBCUniversal Enterprise Inc. (2) (3)	1.31%	04/15/18	249,723
				1,894,713
MINING — 0.4%
451,000	BHP Billiton Finance USA Ltd.(2) (5)	0.85%	09/30/16	449,716
1,480,000	Rio Tinto Finance USA PLC (5)	2.00%	03/22/17	1,479,147
				1,928,863
OIL & GAS — 2.1%
1,000,000	Anadarko Petroleum Corp.	5.95%	09/15/16	1,027,733
2,000,000	BP Capital Markets PLC (2) (5)	0.76%	11/07/16	1,997,612
2,500,000	Chevron Corp.	1.72%	06/24/18	2,488,125
976,000	Schlumberger Norge AS (3) (5)	1.95%	09/14/16	980,877
800,000	Schlumberger Norge AS (3) (5)	1.25%	08/01/17	792,738
1,000,000	Shell International Finance BV (2) (5)	0.92%	11/10/17	995,275
1,150,000	Shell International Finance BV (5)	0.89%	11/10/18	1,148,570
				9,430,930
PHARMACEUTICALS — 0.4%
1,750,000	Teva Pharmaceutical Finance Co. BV (5)	2.40%	11/10/16	1,761,205
				1,761,205

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

CORPORATE BONDS (continued)
PIPELINES — 0.6%
$1,405,000	Enterprise Products Operating LLC	3.20%	02/01/16	$1,405,474
940,000	Kinder Morgan Inc.	7.00%	06/15/17	968,647
600,000	TransCanada Pipelines Ltd. (2) (5)	1.28%	06/30/16	599,034
				2,973,155
REAL ESTATE INVESTMENT TRUSTS — 0.6%
755,000	Essex Portfolio LP	5.50%	03/15/17	786,279
1,770,000	Ventas Realty LP	1.25%	04/17/17	1,757,502
				2,543,781
RETAIL — 0.2%
838,000	Home Depot Inc. (The) (2)	0.88%	09/15/17	839,586
				839,586
SEMICONDUCTORS — 0.4%
1,770,000	Altera Corp.	1.75%	05/15/17	1,777,457
				1,777,457
TELECOMMUNICATION SERVICES — 1.4%
1,400,000	America Movil SAB de CV (5)	2.38%	09/08/16	1,405,835
900,000	America Movil SAB de CV (2) (5)	1.50%	09/12/16	900,140
1,000,000	AT&T, Inc.	1.60%	02/15/17	1,003,066
1,500,000	Cisco Systems, Inc. (2)	0.70%	03/03/17	1,500,563
1,400,000	Verizon Communications, Inc.	2.00%	11/01/16	1,409,005
				6,218,609
	Total Corporate Bonds (Cost $84,173,118)			84,050,319

CORPORATE INTERNATIONAL SOVEREIGN — 0.1%
397,000	Province of Ontario Canada (5)	1.10%	10/25/17	395,314
	Total Corporate International Sovereign (Cost $395,224)			395,314

See accompanying notes to financial statements.

		Fair
Shares	Issuer	Value

REGISTERED INVESTMENT COMPANY — 1.2%
5,325,387	Dreyfus Treasury & Agency Cash Management Fund, 0.09% (6)	$5,325,387
	Total Registered Investment Company (Cost $5,325,387)	5,325,387
	Total Investments in Securities — 100.8% (Cost $462,890,949) *	$462,368,670
	Liabilities in excess of Other Assets — (0.8)%	(3,636,909)
	Net Assets — 100.0%	$458,731,761
	Net Asset Value Per Participation Certificate	$9.94

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$462,895,412
Unrealized appreciation	330,675
Unrealized depreciation	(857,417)
Net unrealized depreciation	$(526,742)

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Rate disclosed is as of December 31, 2015.
(3)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by Merganser Capital Management, LLC, the investment adviser to the Ultrashort Duration Bond Portfolio.

(4)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(5)	Security is domiciled in a foreign jurisdiction.
(6)	Rate periodically changes. Rate disclosed is the 7 day yield as of December 31, 2015.

CMO	Collateralized Mortgage Obligation

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities December 31, 2015

	Government/REPO	Money Market
	Portfolio	Portfolio

ASSETS
Investments, at amortized cost, which approximates fair value	$—	$150,822,316
Repurchase Agreements, at amortized cost, which approximates fair value	102,129,000	44,000,000
Cash	400	728
Accrued interest receivable	835	18,234
Other assets	1,906	9,947
Total Assets	102,132,141	194,851,225

LIABILITIES
Dividends payable	56	4,975
Accrued expenses payable:
Investment advisory fees (Note 4)	1,607	3,323
Administration fees (Note 4)	279	7,780
Custodian fees (Note 4)	1,895	17,862
Transfer agent fees (Note 4)	100	468
Other liabilities	18,255	81,935
Total Liabilities	22,192	116,343

NET ASSETS	$102,109,949	$194,734,882

NET ASSETS CONSIST OF:
Paid-in Capital	$102,109,949	$194,731,432
Accumulated net realized gain on securities sold	—	3,450

TOTAL NET ASSETS	$102,109,949	$194,734,882
Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	102,109,949	194,731,432
Net Asset Value Per PC (net assets/PCs outstanding)	$1.00	$1.00

See accompanying notes to financial statements.

	Ultrashort Duration	Ultrashort Duration
	Government Portfolio	Bond Portfolio

ASSETS
Investments, at fair value *	$45,051,706	$462,368,670
Accrued interest receivable	78,602	766,622
Receivable due from Administrator (Note 4)	3,834	—
Other assets	860	3,911
Total Assets	45,135,002	463,139,203

LIABILITIES
Dividends payable	17,887	1,013
Payable for securities purchased	—	4,270,603
Accrued expenses payable:
Investment advisory fees (Note 4)	5,641	32,706
Administration fees (Note 4)	—	11,882
Custodian fees (Note 4)	3,016	7,904
Transfer agent fees (Note 4)	4,983	7,705
Accounting service fees (Note 4)	10,416	12,345
Other liabilities	32,498	63,284
Total Liabilities	74,441	4,407,442

NET ASSETS	$45,060,561	$458,731,761

NET ASSETS CONSIST OF:
Paid-in Capital	$45,190,258	$459,326,673
Accumulated undistributed net investment loss	(42,772)	(74,159)
Accumulated net realized gain/loss on securities sold	(17,660)	1,526
Net unrealized depreciation on securities sold	(69,265)	(522,279)

TOTAL NET ASSETS	$45,060,561	$458,731,761
Total Participation Certificates (PCs) outstanding (1 billion authorized for each Portfolio, $0.001 Par Value)	4,518,607	46,127,733
Net Asset Value Per PC (net assets/PCs outstanding)	$9.97	$9.94

* Investments, at cost	$45,120,971	$462,890,949

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations For the year ended December 31, 2015

	Government/REPO	Money Market
	Portfolio	Portfolio

INTEREST INCOME	$56,595	$943,664

EXPENSES
Investment advisory and servicing fees (Note 4)	125,076	753,114
Administration fees (Note 4)	31,279	210,733
Custodian fees (Note 4)	5,744	72,465
Audit and tax fees	9,779	67,341
Legal fees	6,227	45,116
Fund compliance fees	4,504	34,710
Insurance expense	6,555	32,180
Printing fees	11,690	24,994
Trustee expense	2,279	16,646
S&P Rating fees	3,188	16,362
Transfer agent fees (Note 4)	702	4,075
Administration out of pocket expense	—	2,906
Miscellaneous	6,104	7,925
Total Expenses	213,127	1,288,567
Less fees waived and/or reimbursed (Note 4)	(167,784)	(551,175)
Net Expenses	45,343	737,392

NET INVESTMENT INCOME	11,252	206,272
NET REALIZED GAIN ON SECURITIES SOLD	—	39,250

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,252	$245,522

See accompanying notes to financial statements.

	Ultrashort	Ultrashort
	Duration	Duration
	Government	Bond
	Portfolio	Portfolio

INTEREST INCOME	$320,247	$2,001,765

EXPENSES
Investment advisory and servicing fees (Note 4)	106,747	425,130
Administration fees (Note 4)	27,258	108,700
Custodian fees (Note 4)	12,823	31,527
Audit and tax fees	12,500	50,773
Legal fees	5,551	20,323
Fund compliance fees	8,146	30,342
Insurance expense	2,860	10,028
Printing fees	4,373	7,897
Trustee expense	2,006	7,308
S&P Rating fees	14,069	23,931
Transfer agent fees (Note 4)	48,312	64,192
Accounting fees (Note 4)	62,496	67,997
Administration out of pocket expense	21,980	41,198
Miscellaneous	3,234	8,419
Total Expenses	332,355	897,765
Less fees waived and/or reimbursed (Note 4)	(114,296)	(115,695)
Net Expenses	218,059	782,070

NET INVESTMENT INCOME	102,188	1,219,695
NET REALIZED GAIN ON SECURITIES SOLD	87,630	26,166
NET CHANGE IN UNREALIZED DEPRECIATION ON SECURITIES	(85,149)	(215,729)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,669	$1,030,132

See accompanying notes to financial statements.

Government/REPO Portfolio Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2015	December 31, 2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$11,252	$12,536
Net increase in net assets resulting from operations	11,252	12,536

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0002 and $0.0001 per PC, respectively	(11,252)	(12,536)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(11,252)	(12,536)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	215,720,125	204,010,722
Reinvestment of dividends	10,931	12,202
Cost of PCs repurchased	(225,668,735)	(221,281,145)
Net decrease in net assets resulting from capital transactions	(9,937,679)	(17,258,221)
Total decrease in net assets	(9,937,679)	(17,258,221)

NET ASSETS:
Beginning of year	112,047,628	129,305,849
End of year	$102,109,949	$112,047,628
Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	215,720,125	204,010,722
Reinvestments of dividends	10,931	12,202
PCs repurchased	(225,668,735)	(221,281,145)
Net decrease in PC’s outstanding	(9,937,679)	(17,258,221)

See accompanying notes to financial statements.

Money Market Portfolio Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2015	December 31, 2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$206,272	$98,453
Net realized gain on securities sold	39,250	47,626
Net increase in net assets resulting from operations	245,522	146,079

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0007 and $0.0003 per PC, respectively	(243,272)	(149,994)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(243,272)	(149,994)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	1,825,378,890	2,334,994,700
Reinvestment of dividends	186,121	119,580
Cost of PCs repurchased	(2,170,108,857)	(2,382,238,134)
Net decrease in net assets resulting from capital transactions	(344,543,846)	(47,123,854)
Total decrease in net assets	(344,541,596)	(47,127,769)

NET ASSETS:
Beginning of year	539,276,478	586,404,247
End of year	$194,734,882	$539,276,478
Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	1,825,378,890	2,334,994,700
Reinvestments of dividends	186,121	119,580
PCs repurchased	(2,170,108,857)	(2,382,238,134)
Net decrease in PC’s outstanding	(344,543,846)	(47,123,854)

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2015	December 31, 2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$102,188	$112,223
Net realized gain/(loss) on securities sold	87,630	(5,075)
Net change in unrealized appreciation/(depreciation) on securities	(85,149)	83,624
Net increase in net assets resulting from operations	104,669	190,772

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0181 and $0.0181 per PC, respectively	(89,062)	(150,208)
From net realized capital gains $0.0151 and $0.0000 per PC, respectively	(68,080)	—
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(157,142)	(150,208)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	36,591,660	38,461,665
Reinvestment of dividends	117,642	108,901
Cost of PCs repurchased	(69,599,811)	(36,267,639)
Net increase/(decrease) in net assets resulting from capital transactions	(32,890,509)	2,302,927
Total increase/(decrease) in net assets	(32,942,982)	2,343,491

NET ASSETS:
Beginning of year	78,003,543	75,660,052
End of year	$45,060,561	$78,003,543
Accumulated undistributed net investment loss	$(42,772)	$(76,769)

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	3,658,761	3,846,851
Reinvestments of dividends	11,782	10,893
PCs repurchased	(6,961,739)	(3,625,451)
Net increase/(decrease) in PC’s outstanding	(3,291,196)	232,293

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2015	December 31, 2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,219,695	$506,826
Net realized gain on securities sold	26,166	91,244
Net change in unrealized depreciation on securities	(215,729)	(262,309)
Net increase in net assets resulting from operations	1,030,132	335,761

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0606 and $0.0341 per PC, respectively	(1,321,725)	(487,692)
From net realized capital gains $0.0000 and $0.0035 per PC, respectively	—	(62,351)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(1,321,725)	(550,043)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	516,963,437	232,965,575
Reinvestment of dividends	1,246,653	477,315
Cost of PCs repurchased	(238,164,137)	(159,964,182)
Net increase in net assets resulting from capital transactions	280,045,953	73,478,708
Total increase in net assets	279,754,360	73,264,426

NET ASSETS:
Beginning of year	178,977,401	105,712,975
End of year	$458,731,761	$178,977,401
Accumulated undistributed net investment loss	$(74,159)	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	51,946,544	23,343,826
Reinvestments of dividends	125,135	47,851
PCs repurchased	(23,907,543)	(16,029,380)
Net increase in PC’s outstanding	28,164,136	7,362,297

See accompanying notes to financial statements.

Government/REPO Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0002	0.0001	0.0003	0.0009	0.0003
Net Realized Gain (Loss) on Investments	—	—	—	—	—
Total From Investment Operations	0.0002	0.0001	0.0003	0.0009	0.0003

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.0002)	(0.0001)	(0.0003)	(0.0009)	(0.0003)
Total Dividends and Distributions	(0.0002)	(0.0001)	(0.0003)	(0.0009)	(0.0003)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.02%	0.01%	0.03%	0.09%	0.03%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$102,110	$112,048	$129,306	$208,905	$177,330

Ratio of Net Expenses to Average Net Assets (1)	0.07%	0.05%	0.06%	0.10%	0.08%

Ratio of Net Investment Income to Average Net Assets (2)	0.02%	0.01%	0.03%	0.09%	0.03%

(1)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.34%, 0.32%, 0.30%, 0.29% and 0.30% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(2)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been (0.25)%, (0.26)%, (0.21)%, (0.10)% and (0.20)% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements.

Money Market Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0006	0.0003	0.0004	0.001	0.001
Net Realized Gain (Loss) on Investments	0.0001	—	—	—	—
Total From Investment Operations	0.0007	0.0003	0.0004	0.001	0.001

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.0007)	(0.0003)	(0.0004)	(0.001)	(0.001)
Total Dividends and Distributions	(0.0007)	(0.0003)	(0.0004)	(0.001)	(0.001)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.07%	0.03%	0.04%	0.11%	0.09%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$194,735	$539,276	$586,404	$839,926	$970,715

Ratio of Net Expenses to Average Net Assets (1)	0.17%	0.17%	0.18%	0.18%	0.17%

Ratio of Net Investment Income to Average Net Assets (2)	0.05%	0.02%	0.03%	0.11%	0.09%

(1)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.31%, 0.27%, 0.25%, 0.23% and 0.22% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(2)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been (0.08)%, (0.09)%, (0.04)%, 0.05% and 0.03% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year	Year	Year	For the Period
	Ended	Ended	Ended	March 7, 2012*
	12/31/15	12/31/14	12/31/13	to December 31, 2012
Net Asset Value, Beginning of Period	$9.99	$9.98	$10.02	$10.00

Investment Operations:
Net Investment Income (1)	0.02	0.02	0.02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	— (2)	0.01	(0.04)	0.05
Total From Investment Operations	0.02	0.03	(0.02)	0.08

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.02)	(0.02)	(0.02)	(0.05)
Net Realized Capital Gains	(0.02)	—	— (2)	(0.01)
Total Dividends and Distributions	(0.04)	(0.02)	(0.02)	(0.06)
Net Asset Value, End of Period	$9.97	$9.99	$9.98	$10.02
Total Return	0.13%	0.18%	(0.08)%	0.83	%**

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$45,061	$78,004	$75,660	$72,866

Ratio of Net Expenses to Average Net Assets (3)	0.40%	0.40%	0.40%	0.40	%***

Ratio of Net Investment Income to Average Net Assets (4)	0.19%	0.15%	0.23%	0.36	%***

Portfolio turnover rate	88%	69%	76%	85	%**

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Less than $0.01 per share.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.61%, 0.58%, 0.56% and 0.59% annualized for the years ended December 31, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

(4)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average net assets would have been (0.02)%, (0.02)%, 0.07% and 0.17% annualized for the years ended December 31, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year	Year	Year	For the Period
	Ended	Ended	Ended	March 6, 2012*
	12/31/15	12/31/14	12/31/13	to December 31, 2012
Net Asset Value, Beginning of Period	$9.96	$9.97	$10.01	$10.00

Investment Operations:
Net Investment Income (1)	0.06	0.03	0.05	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)	—	(0.02)	0.02
Total From Investment Operations	0.04	0.03	0.03	0.08

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.06)	(0.04)	(0.05)	(0.06)
Net Realized Capital Gains	—	— (2)	(0.02)	(0.01)
Total Dividends and Distributions	(0.06)	(0.04)	(0.07)	(0.07)
Net Asset Value, End of Period	$9.94	$9.96	$9.97	$10.01
Total Return	0.51%	0.28%	0.28%	0.79	%**

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$458,732	$178,977	$105,713	$115,470

Ratio of Net Expenses to Average Net Assets (3)	0.36%	0.36%	0.40%	0.40	%***

Ratio of Net Investment Income to Average Net Assets (4)	0.56%	0.31%	0.56%	0.74	%***

Portfolio turnover rate	160%	59%	132%	50	%**

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Less than $0.01 per share.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.41%, 0.43%, 0.54% and 0.48% annualized for the years ended December 31, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

(4)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average net assets would have been 0.51%, 0.24%, 0.42% and 0.66% annualized for the years ended December 31, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2015

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered investment company and in accordance with the Financial Standards Accounting Board (“FASB”) Accounting Standards update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies. The Fund consists of four separate diversified portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

The Government/REPO Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

The Money Market Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations, and bank and commercial obligations.

The Ultrashort Duration Government Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in U.S. Government securities and U.S. Government agency securities.

The Ultrashort Duration Bond Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in a diversified portfolio of investment-grade debt securities.

Indemnification

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. Fixed income securities acquired with remaining maturities of 60 days or less are valued using the amortized cost method when it represents the best estimate of fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until effective maturity or sale of the security.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 4:00 p.m. (Eastern Time). Pursuant to Rule 2a-7 of the 1940 Act, securities are valued using the amortized cost method, when it represents the best estimate of fair value. The Government/REPO Portfolio and Money Market Portfolio seek to maintain a continuous NAV of $1.00 and have adopted certain investment policies, portfolio valuation and dividend and distribution policies to enable them to do so. There is no assurance that such portfolios will maintain a stable NAV of $1.00.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2015

(Continued)

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on the accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government/REPO and Money Market Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios, after deducting any available capital loss carryovers, are declared and paid to their shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate (“PC”) holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios for the period January 1, 2015 through December 31, 2015 were from ordinary income and capital gain income for U.S. tax purposes.

Repurchase Agreements: Each Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement with financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. The collateral consists of U.S. Government and U.S. Government agency securities the market value of which, on a daily basis, including any accrued interest, is equal to at least 100% of the purchase price plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreements, both parties have the right to set-off. If the seller defaults or enters into insolvency proceeding, realization of the collateral by the company may be delayed or limited. At December 31, 2015, the Portfolios held repurchase agreements, which are included in Repurchase Agreements, at amortized cost, which approximates fair value in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios received for each of these agreements exceeded the value of each repurchase agreement at December 31, 2015 and is disclosed in the Schedules of Investments.

Expenses: Expenses are recorded on the accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2015

(Continued)

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•                      Level 1 — quoted prices in active markets for identical securities

•                     Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                     Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed-income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. A summary of the inputs used to value the Portfolios’ net assets as of December 31, 2015 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2015	Price	Inputs	Inputs
Government/REPO Portfolio
Investments in Securities*	$102,129,000	$—	$102,129,000	$—

Money Market Portfolio
Investments in Securities*	$194,822,316	$—	$194,822,316	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$15,743,562	$—	$15,743,562	$—
Agency Obligations	24,603,864	—	24,603,864	—
Registered Investment Company	4,704,280	4,704,280	—	—
	$45,051,706	$4,704,280	$40,347,426	$—

Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$236,946,197	$—	$236,946,197	$—
Commercial Mortgage-Backed Securities	10,490,568	—	10,490,568	—
Asset-Backed Securities	114,730,446	—	114,730,446	—
Agency Obligations	10,430,439	—	10,430,439	—
Corporate Bonds	84,050,319	—	84,050,319	—
Corporate International Sovereign	395,314	—	395,314	—
Registered Investment Company	5,325,387	5,325,387	—	—
	$462,368,670	$5,325,387	$457,043,283	$—

* Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2015

(Continued)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the year ended December 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Portfolios. The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Government/REPO Portfolio’s and Money Market Portfolio’s investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the net asset value and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. As compensation for its services, the Government/REPO and Money Market Portfolios pay BALLC a fee, computed daily and paid monthly based upon an annualized percentage of the average net assets of each of the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government/REPO Portfolio and Money Market Portfolio so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average net assets for the year. BALLC and the Administrator have agreed to waive fees (“other fee waivers”) such that the Government/REPO Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of the Portfolio’s average net assets. BALLC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points of the average net assets up to $1 billion, 16.0 basis points of the average net assets between $1 billion and $2 billion, and 15.5 basis points of the average net assets above $2 billion. The Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. The Administrator and BALLC cannot terminate such fee waivers prior to May 1, 2016 without the consent of the Board of Trustees of the Fund.

For the Government/REPO Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. The Administrator has agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2015

(Continued)

portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be not less than 0.01%. BALLC has agreed that if after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. The Administrator and BALLC cannot terminate such fee waivers prior to May 1, 2016 without the consent of the Board of Trustees of the Fund.

Merganser Capital Management, LLC (“Merganser”) serves as the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios (the “Ultrashort Portfolios”) investment advisor. As compensation for its services the Ultrashort Portfolios paid Merganser a fee, computed daily and paid monthly based on the average aggregate net assets in the Ultrashort Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, and 0.10% of amounts in excess of $500 million. Each Ultrashort Portfolio pays the prorated fee based on average net assets.

The Administrator has agreed to waive the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio so that they individually do not exceed 0.40 of one percent (0.40%) of each Ultrashort Portfolio’s average daily net assets for the year. Merganser has agreed to waive fees otherwise payable to it by the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolios are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. The Administrator and Merganser cannot terminate such fee waivers prior to May 1, 2016 without the consent of the Board of Trustees of the Fund.

BALLC, Merganser and the Administrator will not recoup any previously waived or reimbursed fees/expenses (past or present) in any subsequent years.

As a result of the foregoing waivers and reimbursements, for the year ended December 31, 2015, the Administrator waived $31,000, $42,147, $27,258 and $2,614 which the Administrator was entitled to as the fees for its services as administrator for the Government/REPO Portfolio, Money Market Portfolio and Ultrashort Duration Government Portfolio, and Ultrashort Duration Bond Portfolio, respectively. In addition, the Administrator reimbursed expenses of $14,373 and $57,930 for the Government/REPO Portfolio and Ultrashort Duration Government Portfolio, respectively. BALLC waived $122,411 and $509,028 of advisory fees for the Government/REPO Portfolio and Money Market Portfolio, respectively, for the year ended December 31, 2015. Merganser waived $29,108 and $113,081 of advisory fees for the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively, for the year ended December 31, 2015.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.

Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is neither affiliated with the Administrator, BALLC, Merganser, The Bank of New York nor its affiliated companies. The Fund does not have a distribution plan (under Rule 12b-1 of the Act); accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Compliance Services Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), formerly known as Foreside Compliance Services, LLC and an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as some additional compliance support functions. FCS is paid an annual fee plus out of pocket expenses for these services related to the Fund’s compliance program.

Pursuant to a Fund CFO/Treasurer Agreement with the Fund that was executed on June 22, 2015, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides Fund Treasurer and Principal Financial Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2015

(Continued)

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for the tax years 2012, 2013, 2014 and 2015.

In order to present net assets components on the Statements of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. Net assets were not affected by these adjustments. The following permanent differences as of December 31, 2015 are primarily attributable to the recharacterization of income and capital gain distributions and paydown reclasses.

	Undistributed	Accumulated
	Net Investment	Net Realized
Portfolio	Income/(Loss)	Gain/(Loss)	Paid-in-Capital
Government/REPO Portfolio	$—	$—	$—
Money Market Portfolio	37,000	(37,000)	—
Ultrashort Duration Government Portfolio	20,871	(20,871)	—
Ultrashort Duration Bond Portfolio	27,871	(27,871)	—

The tax character of distributions paid by the Portfolios during the years ended December 31, 2015 and 2014 were as follows:

	Ordinary	Long-Term
	Income Dividend	Capital Gains
Government/REPO Portfolio
2015	$11,252	$—
2014	12,536	—

Money Market Portfolio
2015	$243,272	$—
2014	149,994	—

Ultrashort Duration Government Portfolio
2015	$116,023	$41,119
2014	150,208	—

Ultrashort Duration Bond Portfolio
2015	$1,321,725	$—
2014	550,043	—

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized	Other	Total
	Ordinary	Long-Term	Appreciation	Temporary	Distributable
Portfolio	Income	Capital Gains	(Depreciation)	Differences	Earnings
Government/REPO Portfolio	$—	$—	$—	$—	$—
Money Market Portfolio	3,450	—	—	—	3,450
Ultrashort Duration Government Portfolio	—	10,859	(69,265)	(71,291)	(129,697)
Ultrashort Duration Bond Portfolio	—	5,989	(526,742)	(74,159)	(594,912)

Other temporary differences are related to qualified late year losses deferred. For the Ultrashort Duration Government Portfolio, the $71,291 is composed of $42,772 late-year ordinary losses deferral and $28,519 short-term capital losses deferral. For the Ultrashort Duration Bond Portfolio, the $74,159 is composed of late-year ordinary losses deferral.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2015

(Concluded)

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of December 31, 2015, there were no post-enactment capital loss carryforwards. The Ultrashort Duration Government Portfolio utilized capital loss carryforward of $16,115.

Note 6. Purchases and Sales of Investments

Aggregate purchases and proceeds from sales, paydowns and maturities of investment securities (other than short-term investments) for the year ended December 31, 2015 were as follows:

	Aggregate Purchases		Proceeds From Sales
Portfolio	U.S. Government	Other	U.S. Government	Other
Ultrashort Duration Government Portfolio	$23,254,340	$—	$31,991,055	$—
Ultrashort Duration Bond Portfolio	389,015,011	191,352,782	183,295,175	131,276,831

Note 7. Significant Risks

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Concentration Risk — A substantial part of the Money Market Portfolio’s assets may be directly or indirectly comprised of obligations of banks. As a result, the Portfolio may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Note 8. Money Market Reform

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Government/REPO Portfolio and the Money Market Fund Portfolio. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based NAV (i.e., a floating NAV). Other types of money market funds may continue to transact fund shares at a NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments will also permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional).

Fund management continues to evaluate the impact of such amendments on the Fund’s operations, financial statements and accompanying notes. At this time, the Fund does not anticipate there will be a significant impact to the Government/REPO Portfolio, however, there could be a significant impact to the Money Market Portfolio, including a requirement that the Money Market Portfolio transacts PCs based on a market-based NAV instead of the amortized cost valuation method.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

Deloitte & Touche LLP
111 S. Wacker Drive
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USA

Tel: +1 312 486 1000
Fax: +1 312 486 1486
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Fund, Inc. (the “Fund”), comprised of the Government/REPO Portfolio, Money Market Portfolio, Ultrashort Duration Government Portfolio, and Ultrashort Duration Bond Portfolio, as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the Fund’s custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Plan Investment Fund, Inc. as of December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

February 26, 2016

Member of
Deloitte Touche Tohmatsu Limited

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2015

Disinterested Trustees

Other
Trusteeships/-
				Number of	Directorships
		Term of		Portfolios in	Held by
		Office and	Principal	Fund Complex	Trustee During
Name,	Position(s)	Length of	Occupation(s)	Overseen	Past Five
Address and Age	Held with Fund	Time Served	During Past 5 Years	by Trustee	Years

Dorothy A. Coleman 165 Court Street Rochester, NY 14647 Age 53	Trustee	5 Years	2011 to Present — Executive Vice President, Chief Financial Officer, Excellus Blue Cross Blue Shield	Four	None

David A. Cote 4101 Percival Road, AX-A31 Columbia, SC 29223 Age 45	Trustee	3 Years	2011 to Present — Assistant Vice President and Assistant Treasurer, Blue Cross Blue Shield of South Carolina	Four	None

Nanette P. DeTurk 120 Fifth Avenue, Suite 3118 Pittsburgh, PA 15222 Age 57	Trustee	1 Year	May 2014 to December 2015 — Chief Administrative & Strategy Officer and Treasurer, Highmark Health;	Four	None

May 2013 to May 2014 — Chief Financial Officer and Treasurer, Highmark Health;

2011 to April 2013 — Chief Financial Officer and Treasurer, Highmark, Inc. (Insurance Company)

John F. Giblin 1 Cameron Hill Circle Chattanooga, TN 37402 Age 59	Trustee	(1)	2011 to Present — Executive Vice President and Chief Financial Officer, BlueCross BlueShield of Tennessee, Inc.	Four	None

Other
Trusteeships/-
				Number of	Directorships
		Term of		Portfolios in	Held by
		Office and	Principal	Fund Complex	Trustee During
Name,	Position(s)	Length of	Occupation(s)	Overseen	Past Five
Address and Age	Held with Fund	Time Served	During Past 5 Years	by Trustee	Years

Robert J. Kolodgy 225 N. Michigan Avenue Chicago, IL 60601 Age 58	Trustee	5 Years	2011 to Present — Senior Vice President of Financial Services and Government Programs and Chief Financial Officer, Blue Cross Blue Shield Association	Four	None

Alan Krigstein 1901 Market Street Philadelphia, PA 19103-1480 Age 63	Trustee	5 Years	2011 to Present — Executive Vice President and Chief Financial Officer and Treasurer, Independence Blue Cross	Four	None

Jeffery T. Leber 3545 Lakeland Drive Jackson, MS 39232 Age 56	Trustee	1 Year	2011 to Present — Chief Financial Officer, Blue Cross & Blue Shield of Mississippi	Four	None

Gerard T. Mallen 300 East Randolph Street 14th Floor Chicago, IL 60601 Age 61	Trustee	11 Years	2011 to Present — Treasurer and Finance Division Senior Vice President, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Montana, Oklahoma, New Mexico and Texas)	Four	None

Vincent P. Price 100 SW Market Street Portland, OR 97201 Age 52	Trustee	3 Years	2011 to Present — Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.	Four	None

Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age 56	Trustee	6 Years	2011 to Present — Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross Blue Shield of Alabama	Four	None

(1) Less than one year

Term of
		Office(1) and	Principal
Name,	Position(s)	Length of	Occupation(s)
Address and Age	Held with Fund	Time Served	During Past 5 Years

Executive Officers

Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 47	President and Chief Executive Officer	1 Year	May 2015 to Present — Chief Financial Officer and Treasurer, BCS Financial Corporation; 2011 to May 2015 — Senior Vice President of Finance and Treasurer, BCS Financial Corporation

Alexander D. Hudson 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age 32	Secretary	(2)	December 2013 to Present — Director, Investment Services, BCS Financial Corporation; 2011 to December 2013 — Investment Manager, Sawdust Investment Management Corporation

Donna M. Rogers Fund Chief Compliance Officer 10 High Street, Suite 302 Boston, MA 02110 Age 49	Chief Compliance Officer	3 Years

November 2015 to Present — Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC;

2011 to November 2015 — Fund Chief Compliance Officer, Foreside Compliance Services, LLC (Foreside Financial Group)

Christopher W. Roleke Fund Principal Financial Officer 10 High Street, Suite 302 Boston, MA 02110 Age 43	Treasurer	(2)	2011 to Present — Fund Principal Financial Officer, Foreside Management Services, LLC; 2011 to September 2011 — Assistant Vice President, JP Morgan Investor Services Company

(1)         Term of office is one year

(2)         Less than one year

The Fund does not compensate any of its officers for services rendered to the Fund in their capacity as officers. Ms. Pickar and Mr. Hudson are employees of BCS Financial Services Corporation, the Administrator of the Fund, and they receive compensation from BCS Financial Corporation.

The Fund’s Statement of Additional Information includes additional information about the Fund’s trustees and officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 2 Mid America Plaza, Suite 200, Oakbrook Terrace, IL 60181 or (630)472-7700.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

December 31, 2015

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended December 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government/REPO Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	July 1, 2015	December 31, 2015	December 31, 2015*
Actual	$1,000.00	$1,000.10	$0.40
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

*       Expenses are equal to the Portfolio’s annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Money Market Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	July 1, 2015	December 31, 2015	December 31, 2015*
Actual	$1,000.00	$1,000.50	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92

*       Expenses are equal to the Portfolio’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Ultrashort Duration Government Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	July 1, 2015	December 31, 2015	December 31, 2015*
Actual	$1,000.00	$999.30	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04

*       Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Ultrashort Duration Bond Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	July 1, 2015	December 31, 2015	December 31, 2015*
Actual	$1,000.00	$1,001.60	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89

*       Expenses are equal to the Portfolio’s annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2015

Government/REPO

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Repurchase Agreements	100.0%	$102,129,000
Liabilities in excess of Other Assets	(0.0)%*	(19,051)
Net Assets	100.0%	$102,109,949

Estimated Maturity Information

Maturity Information (1)	Par Value	Percentage of Portfolio
1 - 7 days	$102,129,000	100.0%
Total Par Value	$102,129,000	100.0%

Weighted Average Maturity - 4 days

*                 Less than 0.1%.

(1)         Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Money Market Portfolio’s weighted average maturity.

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Commercial Paper - Asset Backed Securities	24.4%	$47,472,164
Repurchase Agreements	22.6	44,000,000
Bank Obligations - Yankee Certificates of Deposit	19.8	38,500,176
Commercial Paper - Financial Companies	9.7	18,995,175
Agency Obligations	7.7	14,995,755
U.S. Treasury Obligations	5.4	10,478,046
Bank Obligations - Certificates of Deposit	4.1	8,000,000
Time Deposits	3.8	7,381,000
Variable Rate Obligations	2.5	5,000,000
Total Investments in Securities	100.0%	$194,822,316
Liabilities in excess of Other Assets	(0.0)%*	(87,434)
Net Assets	100.0%	$194,734,882

Estimated Maturity Information

Maturity Information (1)	Par Value	Percentage of Portfolio
1 - 7 days	$105,881,000	54.3%
8 - 14 days	4,000,000	2.1
15 - 30 days	22,000,000	11.3
31 - 60 days	18,000,000	9.2
61 - 90 days	9,500,000	4.9
91 - 120 days	25,000,000	12.8
121 - 150 days	5,000,000	2.6
Over 150 days	5,500,000	2.8
Total Par Value	$194,881,000	100.0%

Weighted Average Maturity - 36 days

*                 Less than 0.1%.

(1)         Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Money Market Portfolio’s weighted average maturity.

Ultrashort Duration Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Agency Obligations	54.6%	$24,603,864
U.S. Treasury Obligations	34.9	15,743,562
Registered Investment Company	10.5	4,704,280
Total Investments in Securities	100%	$45,051,706
Other Assets in excess of Liabilities	0.0%*	8,855
Net Assets	100%	$45,060,561

Ultrashort Duration Bond Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
U.S. Treasury Obligations	51.6%	$236,946,197
Asset-Backed Securities	25.0	114,730,446
Corporate Bonds	18.3	84,050,319
Commercial Mortgage-Backed Securities	2.3	10,490,568
Agency Obligations	2.3	10,430,439
Corporate International Sovereign	0.1	395,314
Registered Investment Company	1.2	5,325,387
Total Investments in Securities	100.8%	$462,368,670
Liabilities in excess of Other Assets	(0.8)%	(3,636,909)
Net Assets	100.0%	$458,731,761

Geographical Summary Table

Country	% of Net Assets	Market Value
United States	94.0%	$431,247,987
Canada	1.9	8,519,302
Australia	1.0	4,533,811
United Kingdom	0.7	3,476,759
Switzerland	0.7	3,334,805
Mexico	0.5	2,305,975
Netherlands	0.5	2,143,846
Norway	0.4	1,773,615
Israel	0.4	1,761,205
Brazil	0.3	1,199,820
Ireland	0.2	1,049,517
Korea (South)	0.2	1,022,028
Total Investments in Securities	100.8%	$462,368,670
Liabilities in excess of Other Assets	(0.8)%	(3,636,909)
Net Assets	100.0%	$458,731,761

*      Less than 0.1%

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

December 31, 2015

(Concluded)

Form N-Q:     The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.

Proxy Voting:    The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

Tax Information: The Portfolios report a portion of the income dividends distributed during the fiscal year ended December 31, 2015, as U.S. Government Income as follows:

Money Market Portfolio 1.15%

Ultrashort Duration Government Portfolio 16.91%

Ultrashort Duration Bond Portfolio 9.31%

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. For residents of California, New York and Connecticut the statutory threshold requirements were not satisfied by any fund. Due to the diversity in state and local tax law, it is recommended you consult a tax adviser as to the applicability of the information provided for your specific situation.

The long term capital gain distribution made by the Ultrashort Duration Government Portfolio was $41,119 for the year ended December 31, 2015.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Portfolios to report the maximum amount permitted under the Internal Revenue Code and the regulations there under.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund 2015

Board of Trustees

Dorothy A. Coleman	Alan Krigstein
Executive Vice President	Executive Vice President,
and Chief Financial Officer	Chief Financial Officer and Treasurer
Excellus Blue Cross Blue Shield	Independence Blue Cross

David A. Cote	Jeffery T. Leber
Assistant Vice President	Chief Financial Officer
and Assistant Treasurer	Blue Cross & Blue Shield of Mississippi
Blue Cross Blue Shield of South Carolina

Nanette P. DeTurk	Gerard T. Mallen
Chief Administrative & Strategy Officer	Treasurer and Finance Division
and Treasurer	Senior Vice President
Highmark Health	Health Care Service Corporation

John F. Giblin	Vincent P. Price
Executive Vice President	Executive Vice President
and Chief Financial Officer	and Chief Financial Officer
BlueCross BlueShield of Tennessee, Inc.	Cambia Health Solutions, Inc.

Robert J. Kolodgy	Cynthia M. Vice
Senior Vice President of Financial Services and	Senior Vice President,
Government Programs and Chief Financial Officer	Chief Financial Officer and Treasurer
Blue Cross Blue Shield Association	Blue Cross Blue Shield of Alabama

INVESTMENT ADVISORS

GOVERNMENT/REPO PORTFOLIO

AND MONEY MARKET PORTFOLIO

BlackRock Advisors, LLC

Wilmington, Delaware

ULTRASHORT DURATION GOVERNMENT PORTFOLIO

AND ULTRASHORT DURATION BOND PORTFOLIO

Merganser Capital Management, LLC

Boston, Massachusetts

DISTRIBUTOR

Foreside Fund Services, LLC

Portland, Maine

Item 2. Code of Ethics.

(a)                                 The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(b)                                 During the period covered by this report, no amendments were made to the provisions of the code of ethics referred to in 2(a) above.

(c)                                  During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Dorothy A. Coleman, an independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the Fund for the fiscal years ended December 31, 2015 and 2014 for professional services rendered by the Fund’s Independent Registered Public Accounting Firm, Deloitte & Touche LLP.

	Year Ended December 31,
	2015	2014

Audit fees	$106,850	$103,175
Audit-related fees	30,650	30,650
Tax fees	12,000	11,550
All other fees	0	0
Total	$149,500	$145,375

Audit fees include fees billed for professional services associated with the annual audits and filings of the Fund’s Form N-1A, Form N-CSR, Form N-SAR and Rule 17f-2 of the Investment Company Act of 1940.  Audit related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the semi-annual review of the Fund’s financial statements. Tax fees represent fees billed for services rendered for tax compliance and tax advice by the Fund’s Independent Registered Public Accounting Firm.  All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2015 and 2014 for which fees are included in the table above were pre-approved by the audit committee of the Fund.

Other Affiliate Services Required to be Pre-Approved

The audit committee of the Fund also is required to pre-approve services by the Fund’s auditor to certain affiliate entities as defined by SEC rules, including the Fund’s Advisors and any entity controlling, controlled by or under common control with the Advisors to the extent such services are determined to have a direct impact on the operations or financial reporting of the Fund. The amount of all other fees billed for services provided to the Fund’s Advisors for such services was $0 in 2015 and $0 in 2014.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the Fund, the Fund’s Advisors and all affiliates as defined by SEC rules, totaled $0 in 2015 and $0 in 2014.  The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the Independent Registered Public Accounting Firm’s independence.

Audit Committee Pre-Approval Policies

The audit committee of the Fund has adopted policies that require that each engagement of the Fund’s independent auditors to render audit or non-audit services to the Fund be pre-approved by the Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the Company.  The Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the Advisors and any entity controlling, controlled by or under common control with the Advisors that provides ongoing services to the Fund, if the engagement relates directly to the operations or financial reporting of the Fund.  The foregoing pre-approval requirements will not apply to certain non-audit services, provided the same are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 under SEC Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Audited schedule of investments is included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Code of ethics (incorporated by reference to Exhibit 10(a)(1) to the registrant’s Form N-CSR certified Shareholders Report for the period ended December 31, 2003, as filed with the SEC on March 4, 2004.)

(a)(2)                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	February 26, 2016

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Principal Financial Officer
Date:	February 26, 2016

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.